LEASE LIABILITIES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
Opening balance	R$ 733,761	R$ 693,846
New leases	14,117	73,215
Contract review	285,533	124,310
Write-off	(915)
Payments	(308,201)	(239,909)
Interest appropriated	99,998	82,521
Exchange variation	16,012	(222)
Net balance	R$ 840,305	R$ 733,761